Common Stock and Additional Paid-in Capital - General - Dividends - Reverse stock splits (Details) - $ / shares	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 24, 2017	Sep. 22, 2017	Dec. 31, 2017	Nov. 03, 2017	Dec. 31, 2016	Jun. 08, 2015
Common stock shares authorized			1,800,000,000		1,000,000,000
Preferred stock shares authorized			100,000,000		500,000,000
Common stock par value		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred stock par value			$ 0.01		$ 0.01
Stockholders' Equity, Reverse Stock Split		1-for-9,200 reverse stock split
Installment 4 - FY 2014
Dividend Payable Date To Be Paid Day Month And Year			Mar. 23, 2015
Share price of dividend paid			$ 0.19
Installment 1 - FY 2015
Dividend Payable Date To Be Paid Day Month And Year			May 29, 2015
Share price of dividend paid			$ 0.19
Common Class A
Common stock shares authorized			1,500,000,000
Common Class B
Common stock shares authorized			300,000,000
Annual General Meeting
Common stock shares authorized	1,000,000,000,000
Preferred stock shares authorized	500,000,000
Common stock par value	$ 0.01
Preferred stock par value	$ 0.01
Annual General Meeting | Minimum
Stockholders' Equity, Reverse Stock Split	1-for-2 reverse stock split
Annual General Meeting | Maximum
Stockholders' Equity, Reverse Stock Split	1-for-100,000 reverse stock split
Extraordinary General Meeting | Second Amended and Restated Memorandum
Common stock shares authorized				1,800,000,000
Preferred stock shares authorized				100,000,000
Preferred stock par value				$ 0.01
Extraordinary General Meeting | Second Amended and Restated Memorandum | Common Class A
Common stock shares authorized				1,500,000,000
Common stock par value				$ 0.01
Extraordinary General Meeting | Second Amended and Restated Memorandum | Common Class B
Common stock shares authorized				300,000,000
Common stock par value				$ 0.01